Share-Based Compensation (Details) - USD ($) $ in Millions		3 Months Ended
	Feb. 26, 2019	Mar. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period for remaining recognition of compensation expense		2 years 1 month 6 days
Unrecognized compensation cost related to nonvested share-based compensation arrangements		$ 48.7
February 27, 2018 Grant [Member] | Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards, grant-date fair value	$ 25.9
Weighted-average period for remaining recognition of compensation expense	2 years 8 months 12 days
Awards vesting period	3 years
Other Current Liabilities [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated liabilities for share-based compensation awards classified as short-term		6.5	$ 9.1
Other Noncurrent Liabilities [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated liabilities for share-based compensation awards classified as long-term		$ 2.9	$ 7.0